Convertible Notes, Exchangeble Notes and Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
Below is a summary of additional disclosures related to the 6.00% Convertible Guaranteed Notes and the 5.45% Exchangeable Guaranteed Notes.

	6.00% Convertible Guaranteed Notes		5.45% Exchangeable Guaranteed Notes
Balance Sheets:	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Principal amount of debt component	$115,000	$115,000	$62,150	$62,150
Unamortized discount	(9,851)	(11,789)	(48)	(712)
Carrying amount of debt component	$105,149	$103,211	$62,102	$61,438
Carrying amount of equity component	$13,134	$13,134	$20,293	$20,293
Effective interest rate	8.1%	7.5%	7.0%	7.0%
Period through which discount is being amortized, put date	01/2017	01/2017	01/2012	01/2012
Aggregate if-converted value in excess of aggregate principal amount	$7,907	$14,036	$—	$—

Statements of Operations:	2011	2010	2009
6.00% Convertible Guaranteed Notes
Coupon interest	$6,900	$6,408	$—
Discount amortization	1,938	1,776	—
	$8,838	$8,184	$—
5.45% Exchangeable Guaranteed Notes
Coupon interest	$3,387	$3,504	$7,554
Discount amortization	664	689	1,479
	$4,051	$4,193	$9,033

Convertible Notes, Exchangeable Notes, and Trust Preferred Securities [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments for these debt instruments for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012(1)	$62,150
2013	—
2014	—
2015	—
2016	—
Thereafter	244,120
306,270
Debt discounts	(9,899)
$296,371

(1)	Although the 5.45% Exchangeable Guaranteed Notes matured in 2027, the notes were put to the Company in 2012.